Item 1: Report to Shareholders

Global Stock Fund	October 31, 2006

The views and opinions in this report were current as of October 31, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log in to your account at troweprice.com for more information.

Fellow Shareholders

Global stocks produced modest gains over the past six months, although performance over the 12 months ended October 31, 2006, was quite robust. Developed European markets posted the strongest gains during the half-year period. In the U.S., large-cap stocks were positive while small- and mid-caps were flat to negative. Japan was sharply lower, and a declining yen versus the dollar deepened losses for U.S. investors. Emerging markets couldn’t quite make up losses sustained earlier in the period.

Your fund trailed the return of the MSCI All Country World Index but surpassed that of the Lipper Global Large-Cap Growth Funds Average during the six months ended October 31, 2006, and outpaced both benchmarks over the past 12 months. Strength in telecommunication services and health care contrasted with weakness in consumer discretionary, energy, and industrials.

MARKET REVIEW

Global economic data remained strong, and most countries are experiencing healthy noninflationary growth. Oil and commodity prices fell, but ongoing conflict in the Middle East and further instability in North Korea weighed on the markets. The European Central Bank (ECB) and the Bank of Japan raised interest rates to head off inflation, but the U.S. Federal Reserve paused in its two-year cycle of monetary tightening.

The U.S. economy began to slow during the past six months as higher interest rates exerted an increasing drag on growth. The slowdown was most apparent in the housing sector, which had provided significant stimulus to the economy since the last recession. New home construction slowed considerably, and housing prices began to fall, especially in markets that had seen significant appreciation over the past few years. Flat or falling prices and higher short-term mortgage rates meant consumers were less able to draw on any equity they had accumulated to finance home improvements and other types of spending.

In Europe, economic fundamentals were encouraging. The Continent’s economy grew faster in the first half of the year than previously reported, but by the end of the period, there were fears that it might be slowing. The ECB projected the growth rate for the year at about 2.5%, which would be the fastest pace since 2000. ECB President Jean-Claude Trichet warned of higher rates of inflation and said the bank would exercise “strong vigilance” to defend price stability. Merger activity continued at a fast pace, enhancing returns.

Japan’s economic data painted a confusing picture. In late August, data indicated year-to-date capital spending had grown at its fastest pace since the bubble years, but later reports led some to believe that Japan’s recovery might be in jeopardy. China continues to record strong economic growth despite attempts by the authorities to rein it in. The central bank raised interest rates in August for the second time in four months, and officials indicated they could continue to squeeze the nation’s money supply. China’s trade surplus is expected to exceed last year’s before year-end. Two other regional heavyweights, Taiwan and South Korea, were hamstrung by internal political trouble, disappointing corporate earnings, and slowing economies.

PORTFOLIO PERFORMANCE AND STRATEGY

As discussed in previous reports, the stocks we select for your portfolio represent our best global investment ideas. We focus on companies with competitive advantages operating in industries with stable to improving fundamentals. Our worldwide investment team attempts to recognize market trends in their early stages and, based on that analysis, to identify the best investment opportunities that we see unfolding. The themes and companies that we have been focusing on include our best ideas covering a broad range of industries.

We continue to take notice of the growth of mobile communication in both emerging markets (increased penetration) and North America (wireless towers). Emerging markets wireless companies have been benefiting from low penetration rates and rational competition. Some of the companies currently represented in the portfolio include India’s Bharti Televentures, Hong Kong’s Hutchison Telecommunications, and Mexico’s America Movil. By contrast, there is limited potential for subscriber growth in many developed markets. For example, the U.S. wireless industry has prospered because of consolidation, but the penetration rate has climbed from about 50% in 2001 to more than 70% in 2006, compared with less than 15% in some emerging markets. It is possible for developed market penetration to increase as technology becomes more efficient and less costly, but at a much slower pace than in emerging markets. There are, however, opportunities in developed markets, especially in the wireless tower companies due to high barriers to entry, pricing power, fixed costs, and the ability to support high amounts of financial leverage. In fact, the portfolio’s largest holding is American Tower Systems. (Please refer to the fund’s portfolio of investments for a detailed list of holdings and the amount each represents of the portfolio.)

Within energy, we are emphasizing U.S.-based energy and equipment firms. The competitive advantages of scale, technology, and diversification allow them to have a significant global presence as the challenges of finding new sources of oil and gas lead to more complex exploration and production projects. Accordingly, customers need technologically advanced equipment as well as assistance from companies with true expertise in the field. Within health care, aging global populations, particularly in developed regions, should continue to drive up costs as a percentage of GDP. We continued to focus on U.S. biotechnology companies with the ability to produce novel therapeutics for unmet medical needs, including Gilead Sciences with its market-leading anti-HIV franchise and Genentech’s strong suite of cancer drugs.

We also are optimistic about prospects in the financials area where we especially like the prospects for capital markets companies. The group continues to look attractive behind improving financial markets and M&A activity. A significant holding in the group is UBS. With high barriers to entry and a strong position in the private wealth management business, we believe UBS could continue to attract inflows and drive strong growth. The company remains well positioned for growth, especially with Europe’s favorable interest rate outlook. We are overweight in commercial banks and find the most opportunity in emerging markets and Japan, which should benefit from improving GDP growth supportive of consumer loan growth.

Not all of our investment themes work simultaneously, which is a key factor in our diversified portfolio approach. For example, energy stocks, which benefited performance in the first half of the year, restrained results this period. Our exposure to energy equipment and services companies detracted as the industry was among the worst performers in the benchmark. As the price of oil drops, services companies’ margins will tend to decrease due to pricing sensitivity from their consumers since lower oil prices allow for smaller price increases. Despite recent weakness, we believe in the power of the business model and continued growth in demand for energy. Some of the weaker stocks in the group included Grant Prideco, Schlumberger, and Smith International. Equipment and service companies accounted for most of the drag during the period. Consumer discretionary was another underperforming sector, as overweights in the Japanese wedding planning company Take and Give Needs and South African pay TV company Naspers detracted.

Telecom services and health care demonstrated considerable strength. Some of our best ideas in telecommunication services included wireless service providers Bharti Airtel, America Movil, American Tower Systems. Bharti Airtel (India) posted strong results, beating estimates due to a less-than-expected decline in revenue per unit as almost all lines of businesses showed strong operating leverage, while American Tower Systems reported a raise in revenue and continues to benefit from the merger with SpectraSite. As service providers continue to build out next-generation networks in an effort to provide better services, tower companies should continue to do well. Health care stocks also contributed behind strength in service providers and biotechnology. Shares of biotechnology company Sepracor rose on strong sales of its sleep maintenance drug, Lunesta, and news that a competing drug would be delayed to market.

During the past six months, the major positive contributors to absolute fund performance included Bharti Airtel, America Movil, Goldman Sachs, Google, and Tencent Holdings, a Hong Kong-based instant messaging and online gaming company. The worst contributors included open source software provider Red Hat, digital map maker NAVTEQ, and Yahoo!. Yahoo! traded lower throughout the year as Google continues to distance itself as the leader in search engines. Concerns over advertising competition from new entrants, such as social sites including MySpace, also weighed on the shares. Moreover, concerns over the delay of “project Panama,” software that is supposed to increase advertising revenue, hurt performance. We eliminated the position late in the period.

INVESTMENT OUTLOOK

We remain steadfast in our conviction that the themes we have been employing in our investment strategy will continue to reward shareholders over the long term. We believe growing demand and infrastructure creation in both China and India will put upward pressure on energy and materials prices. The aging population in developed markets, along with greater buying power through wealth creation, should propel the health care industry. Merger and acquisition activity, consumer loan growth, and private wealth management should drive financials. Rising market share for Internet advertising will aid media, and communication equipment companies are likely to participate in the growing emerging markets wireless industry. These are the trends that inform our stock selection process as we look toward the future.

Global economic growth should expand through the convergence of global business practices that are fostering structural changes. Against this backdrop, stock valuations appear reasonable, particularly in developed European markets. Emerging market stock valuations are not overly expensive, but neither are they as compelling relative to developed European markets as they had been. Risks to global expansion remain, of course, including ongoing geopolitical instability, rising commodities prices, potential compression in earnings margins, etc.

Balancing the risks against the potential rewards, however, we remain upbeat about the future of global investing. Our strategy will remain constant as we emphasize the stocks of companies we believe have the greatest growth potential in a dynamic global environment during the months ahead.

Respectfully submitted,

Robert N. Gensler
Chairman of the fund’s Investment Advisory Committee

November 17, 2006

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

GDP: Gross domestic product is the total market value of all goods and services produced in a country in a given year.

Lipper averages: The averages of available mutual fund performance returns for specified periods in defined categories as tracked by Lipper Inc.

MSCI All Country World Index: A capitalization-weighted index of stocks from developed and emerging markets worldwide.

MSCI USA Index: A capitalization-weighted index of stocks based in the United States.

Price/earnings (P/E) ratio: Calculated by dividing a stock’s market value per share by the company’s earnings per share for the past 12 months or by expected earnings for the coming year.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (“investor class”) charges no distribution and service (12b-1) fee. Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights | For a share outstanding throughout each period

**Investor Class**

| | Year Ended 10/31/06‡ | 10/31/05‡ | 10/31/04 | 10/31/03 | 10/31/02 |
|---|---|---|---|---|---|
| **NET ASSET VALUE** | | | | | |
| Beginning of period | $ 18.01 | $ 14.57 | $ 13.07 | $ 10.90 | $ 12.96 |
| Investment activities | | | | | |
| Net investment income | 0.11* | 0.06* | 0.03* | 0.05* | 0.02* |
| Net realized and unrealized gain (loss) | 4.21 | 3.46 | 1.52 | 2.15 | (1.96) |
| Total from investment activities | 4.32 | 3.52 | 1.55 | 2.20 | (1.94) |
| Distributions | | | | | |
| Net investment income | (0.02) | (0.08) | (0.04) | (0.03) | (0.12) |
| Net realized gain | (0.32) | – | (0.01) | – | – |
| Total distributions | (0.34) | (0.08) | (0.05) | (0.03) | (0.12) |
| **NET ASSET VALUE** | | | | | |
| **End of period** | **$ 21.99** | **$ 18.01** | **$ 14.57** | **$ 13.07** | **$ 10.90** |

**Ratios/Supplemental Data**

| | | | | | |
|---|---|---|---|---|---|
| **Total return^** | **24.26%*** | **24.24%*** | **11.89%*** | **20.24%*** | **(15.15)%*** |
| Ratio of total expenses to average net assets | 1.00%* | 1.18%* | 1.20%* | 1.20%* | 1.20%* |
| Ratio of net investment income to average net assets | 0.52%* | 0.39%*+ | 0.22%* | 0.42%* | 0.20%* |
| Portfolio turnover rate | 140.6% | 154.8% | 72.3% | 38.7% | 48.4% |
| Net assets, end of period (in thousands) | $ 359,131 | $ 123,456 | $ 77,258 | $ 74,725 | $ 62,735 |

‡ Per share amounts calculated using average shares outstanding method.

* Excludes expenses in excess of a 1.00% contractual expense limitation in effect through 2/29/08 and expense in excess of a 1.20% contractual expense limitation in effect through 10/1/05.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

\+ Includes the effect of a one-time special dividend (0.22% of average net assets) that is not expected to recur.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

## Portfolio of Investments †

(Cost and value in $ 000s)

| | Shares | Value |
|---|---|---|
| **AUSTRALIA 1.8%** | | |
| **Common Stocks 1.8%** | | |
| BHP Billiton (1) | 300,000 | 6,336 |
| Total Australia (Cost $5,167) | | 6,336 |
| **AUSTRIA 1.6%** | | |
| **Common Stocks 1.6%** | | |
| Erste Bank der Oesterreich Sparkasse (1) | 85,000 | 5,792 |
| Total Austria (Cost $4,608) | | 5,792 |
| **BELGIUM 1.0%** | | |
| **Common Stocks 1.0%** | | |
| SES Global FDR (1) | 225,000 | 3,451 |
| Total Belgium (Cost $3,483) | | 3,451 |
| **BRAZIL 2.4%** | | |
| **Common Stocks 1.3%** | | |
| Petroleo Brasileiro ADR (USD) | 60,000 | 4,857 |
| | | 4,857 |
| **Preferred Stocks 1.1%** | | |
| Banco Itau Holdings Financiera | 115,000 | 3,794 |
| | | 3,794 |
| Total Brazil (Cost $6,419) | | 8,651 |
| **CHINA 1.3%** | | |
| **Common Stocks 1.3%** | | |
| Tencent Holdings (HKD) | 2,000,000 | 4,793 |
| Total China (Cost $2,252) | | 4,793 |

| | | |
|---|---|---|
| **INDIA 2.9%** | | |
| **Common Stocks 2.9%** | | |
| Bharti Airtel (2) | 800,000 | 10,287 |
| Total India (Cost $6,375) | | 10,287 |
| **IRELAND 1.0%** | | |
| **Common Stocks 1.0%** | | |
| Anglo Irish Bank | 210,000 | 3,768 |
| Total Ireland (Cost $2,927) | | 3,768 |
| **ITALY 2.8%** | | |
| **Common Stocks 2.8%** | | |
| Digital Multimedia Technology (2) | 45,000 | 3,013 |
| IntesaBci | 550,000 | 3,649 |
| UniCredito Italiano | 410,000 | 3,401 |
| Total Italy (Cost $9,181) | | 10,063 |
| **JAPAN 5.3%** | | |
| **Common Stocks 5.3%** | | |
| Jupiter Telecom (2) | 3,213 | 2,602 |
| Sumitomo Mitsui Financial (1) | 750 | 8,191 |
| Take And Give Needs (1) | 3,800 | 3,729 |
| Toyota Motor | 75,000 | 4,435 |
| Total Japan (Cost $18,141) | | 18,957 |
| **MALAYSIA 0.9%** | | |
| **Common Stocks 0.9%** | | |
| Airasia (2) | 8,100,000 | 3,326 |
| Total Malaysia (Cost $3,492) | | 3,326 |

## UNITED STATES 47.5%

**Common Stocks 47.5%**

| | | |
|---|---|---|
| Advance Auto Parts | 75,000 | 2,627 |
| Aetna | 175,000 | 7,213 |
| American Tower Systems, Class A (2) | 450,000 | 16,209 |
| Amgen (2) | 60,000 | 4,555 |
| Atherogenics (2) | 155,000 | 2,015 |
| Cephalon (2) | 95,000 | 6,667 |
| D. R. Horton | 170,000 | 3,983 |
| Danaher | 32,000 | 2,297 |
| E*TRADE Financial (2) | 160,000 | 3,725 |
| Express Scripts (2) | 55,000 | 3,505 |
| Genentech (2) | 62,000 | 5,165 |
| Gilead Sciences (2) | 40,000 | 2,756 |
| Goldman Sachs | 43,000 | 8,161 |
| Google, Class A (2) | 11,000 | 5,240 |
| Grant Prideco (2) | 130,000 | 4,910 |
| Health Net (2) | 60,000 | 2,491 |
| Home Depot | 100,000 | 3,733 |
| Investors Financial Services | 73,000 | 2,870 |
| Juniper Networks (2) | 600,000 | 10,332 |
| Lamar Advertising (2) | 35,000 | 2,019 |
| Marvell Technology Group (2) | 300,000 | 5,484 |
| Medicines Company (2) | 115,000 | 2,985 |
| Monster Worldwide (2) | 310,000 | 12,558 |
| Murphy Oil | 145,000 | 6,838 |
| Omnicare | 90,000 | 3,409 |
| Red Hat (2) | 143,000 | 2,342 |
| Schlumberger | 85,000 | 5,362 |
| Smith International | 135,000 | 5,330 |
| Southwest Airlines | 280,000 | 4,208 |
| Tyco International | 210,000 | 6,180 |
| UTi Worldwide | 110,000 | 2,844 |
| Vertex Pharmaceuticals (2) | 50,800 | 2,062 |

The accompanying notes are an integral part of these financial statements.

## Statement of Assets and Liabilities

(In thousands except shares and per share amounts)

| | |
|---|---|
| **Assets** | |
| Investments in securities, at value | |
| Non-affiliated companies (cost $336,549) | $ 378,711 |
| Affiliated companies (cost $3,629) | 3,629 |
| Total investments in securities | 382,340 |
| Foreign currency (cost $4,253) | 4,293 |
| Receivable for shares sold | 451 |
| Receivable for investment securities sold | 241 |
| Dividends and interest receivable | 152 |
| Cash | 50 |
| Other assets | 1,593 |
| Total assets | 389,120 |
| **Liabilities** | |
| Obligation to return securities lending collateral | 22,778 |
| Payable for investment securities purchased | 4,828 |
| Investment management fees payable | 196 |
| Payable for shares redeemed | 167 |
| Due to affiliates | 50 |
| Other liabilities | 1,602 |
| Total liabilities | 29,621 |
| **NET ASSETS** | **$ 359,499** |
| **Net Assets Consist of:** | |
| Undistributed net investment income | $ 1,328 |
| Undistributed net realized gain | 16,900 |
| Net unrealized gain | 42,213 |
| Paid-in capital applicable to 16,346,992 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized | 299,058 |
| **NET ASSETS** | **$ 359,499** |

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S. The fund has two classes of shares: the Global Stock Fund original share class, referred to in this report as the Investor Class, offered since December 29, 1995, and the Global Stock Fund—Advisor Class (Advisor Class), offered since April 28, 2006. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates and Credits Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $42,000 for the year ended October 31, 2006. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Redemption Fees A 2% fee is assessed on redemptions of Investor Class and Advisor Class fund shares held less than 90 days to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

New Accounting Pronouncement In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management is evaluating the anticipated impact on the fund from FIN 48, which is effective for the fund’s fiscal year beginning November 1, 2007.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets At October 31, 2006, approximately 19% of the fund’s net assets were invested in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At October 31, 2006, the value of loaned securities was $21,643,000; aggregate collateral consisted of $22,778,000 in the money market pooled account.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $560,900,000 and $370,420,000, respectively, for the year ended October 31, 2006.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended October 31, 2006, were characterized as follows for tax purposes:

At October 31, 2006, the tax-basis components of net assets were as follows:

For the year ended October 31, 2006, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

At October 31, 2006, the cost of investments for federal income tax purposes was $340,178,000.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized by the fund upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries, which is payable prior to repatriation of sale proceeds. Similarly, a tax on net profits, including interest income and realized and unrealized capital gains, is imposed by certain other countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Tax expense attributable to income is accrued by the fund as a reduction of income. Current and deferred tax expense attributable to net capital gains is reflected as a component of realized and/or change in unrealized gain/loss on securities in the accompanying financial statements. At October 31, 2006, the fund had no taxes payable attributable to foreign securities, no deferred tax liability attributable to foreign securities, and $365,000 of foreign capital loss carryforwards, including $11,000 that expire in 2009, $220,000 that expire in 2010, and $134,000 that expire thereafter through 2012.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.29% for assets in excess of $160 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2006, the effective annual group fee rate was 0.31%.

The Investor Class and Advisor Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class’s ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class’s net assets have grown or expenses have declined sufficiently to allow repayment without causing the class’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of any reimbursement or waiver or later than the repayment dates indicated in the table below.

Pursuant to this agreement, management fees in the amount of $139,000 were repaid and expenses in the amount of $18,000 were reimbursed by the manager during the year ended October 31, 2006 for the Investor Class. Including these amounts, expenses previously reimbursed by the manager in the amount of $18,000 remain subject to repayment at October 31, 2006 for the Investor Class. For the year ended, October 31, 2006, the Advisor Class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31, 2006, expenses incurred pursuant to these service agreements were $90,000 for Price Associates, $265,000 for T. Rowe Price Services, Inc., and $61,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements. The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the year ended October 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $314,000, and the value of shares of the T. Rowe Price Reserve Funds held at October 31, 2006, and October 31, 2005, was $3,629,000 and $2,251,000, respectively.

As of October 31, 2006, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 567,461 shares of the Investor Class and 11,688 shares of the Advisor Class, aggregating 4% of the fund’s net assets.

NOTE 6 - INTERFUND BORROWING

Pursuant to its prospectus, the fund may borrow up to 33 1/3% of its total assets. The fund is party to an interfund borrowing agreement between itself and other T. Rowe Price-sponsored mutual funds, which permits it to borrow or lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2006, the fund had outstanding borrowings on one day, in the average amount of $14,300,000, and at an average annual rate of 4.96%. There were no borrowings outstanding at October 31, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price Global Stock Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Global Stock Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the “Fund”) at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and by agreement to the underlying ownership records for T. Rowe Price Reserve Investment Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 12, 2006

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/06

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

• $1,372,000 from short-term capital gains,

• $3,919,000 from long-term capital gains, subject to the 15% rate gains category.

For taxable non-corporate shareholders, $2,776,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $993,000 of the fund’s income qualifies for the dividends-received deduction.

The fund will pass through foreign source income of $2,611,000 and foreign taxes paid of $174,000.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board of Directors elects the fund’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price) and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past 5 Years and Directorships of
Year Elected *	Other Public Companies

Jeremiah E. Casey	Director, Allfirst Financial Inc. (previously First Maryland Bankcorp)
(1940)	(1983 to 2002); Director, National Life Insurance (2001 to 2005);
2006	Director, The Rouse Company, real estate developers (1990 to 2004)

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Vornado Real Estate Investment Trust (3/04 to
1991	present); Director, Mercantile Bankshares (4/03 to present); Member,
Advisory Board, Deutsche Bank North America (2004 to present);
Director, Chairman of the Board, and Chief Executive Officer, The
Rouse Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm; Chairman, President, and Chief Executive Officer,
1988	The Haven Group, a custom manufacturer of modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present); Director,
(1938)	Canyon Resources Corp., Golden Star Resources Ltd. (5/92 to present),
2001	and Pacific Rim Mining Corp. (2/02 to present)

Karen N. Horn	Director, Federal National Mortgage Association (9/06 to present);
(1943)	Managing Director and President, Global Private Client Services, Marsh
2003	Inc. (1999 to 2003); Managing Director and Head of International
Private Banking, Bankers Trust (1996 to 1999); Director, Georgia Pacific
(5/04 to 12/05), Eli Lilly and Company, and Simon Property Group

Theo C. Rodgers	President, A&R Development Corporation
(1941)
2006

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company; Partner, Blackstone Real Estate Advisors, L.P.
2001

* Each independent director oversees 116 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected *
[Number of T. Rowe Price	Principal Occupation(s) During Past 5 Years and Directorships of
Portfolios Overseen]	Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price and T. Rowe Price Group,
(1956)	Inc.; Chairman of the Board, Director, and President, T. Rowe Price
2006	Investment Services, Inc.; Chairman of the Board and Director, T. Rowe
[116]	Price International, Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Savings Bank; Director,
T. Rowe Price Global Asset Management Limited and T. Rowe Price
Global Investment Services Limited; Chief Executive Officer, Chairman
of the Board, Director, and President, T. Rowe Price Trust Company;
Chairman of the Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price and
(1955)	T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company
2006
[62]

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

Christopher D. Alderson (1962)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

M. Kamran Baig (1962)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly Head
of European Research and Senior Portfolio
Manager/Research Analyst, Goldman Sachs
Asset Management (to 2004)

P. Robert Bartolo, CPA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

R. Scott Berg (1972)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.; formerly student, Stanford Graduate
School of Business (to 2002)

Mark C.J. Bickford-Smith (1962)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President, International Funds	T. Rowe Price International, Inc.

Brian J. Brennan, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier, CPA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, International Funds	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company

Michael J. Conelius, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price International, Inc.

Ann B. Cranmer, FCIS (1947)	Vice President, T. Rowe Price Group, Inc., and
Assistant Vice President, International Funds	T. Rowe Price International, Inc.; Vice President
and Secretary, T. Rowe Price Global Asset
Management Limited and T. Rowe Price Global
Investment Services Limited

Frances Dydasco (1966)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President, International Funds	T. Rowe Price International, Inc.

Mark J.T. Edwards (1957)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Henry M. Ellenbogen (1971)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

Robert N. Gensler (1957)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, International Funds	Group, Inc., and T. Rowe Price International, Inc.

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer, International Funds	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Trust Company

M. Campbell Gunn (1956)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited, T. Rowe Price Group, Inc., and
T. Rowe Price International, Inc.

Michael W. Holton (1968)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Henry H. Hopkins (1942)	Director and Vice President, T. Rowe Price
Vice President, International Funds	Investment Services, Inc., T. Rowe Price Services,
Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, Inc., and T. Rowe
Price Retirement Plan Services, Inc.

Kris H. Jenner, M.D., D. Phil. (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Ian D. Kelson (1956)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price International, Inc.

John D. Linehan, CFA (1965)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, International Funds	T. Rowe Price Investment Services, Inc.

Anh Lu (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Raymond A. Mills, Ph.D., CFA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, International Funds	Group, Inc., and T. Rowe Price International, Inc.

Philip A. Nestico (1976)	Vice President, T. Rowe Price
Vice President, International Funds

Charles M. Ober, CFA (1950)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

David Oestreicher (1967)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Global Asset Management Limited, T. Rowe
Price Global Investment Services Limited,
T. Rowe Price Group, Inc., T. Rowe Price
International, Inc., T. Rowe Price Investment
Services, Inc., and T. Rowe Price Trust Company

Gonzalo Pángaro, CFA (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Christopher J. Rothery (1963)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Robert W. Sharps, CFA, CPA (1971)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Robert W. Smith (1961)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

Michael F. Sola, CFA (1969)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Dean Tenerelli (1964)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, International Funds

David J.L. Warren (1957)	Director, T. Rowe Price, T. Rowe Price Global
President, International Funds	Asset Management Limited, and T. Rowe Price
Global Investment Services Limited; Vice
President, T. Rowe Price Group, Inc.; Chief
Executive Officer, Director, and President,
T. Rowe Price International, Inc.

William F. Wendler II, CFA (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Richard T. Whitney, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

Edward A. Wiese, CFA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company;
Chief Investment Officer, Director, and Vice
President, T. Rowe Price Savings Bank

Clive M. Williams (1961)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Donald W. Dick Jr. qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Dick is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2006	2005
Audit Fees	$14,246	$12,232
Audit-Related Fees	1,085	1,009
Tax Fees	2,205	2,009
All Other Fees	150	368

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. Reclassification from tax fees to audit fees of fiscal 2005 amounts related to the auditing of tax disclosures within the registrant’s annual financial statements has been made in order to conform to fiscal 2006 presentation. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,200,000 and $883,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant’s principal accountant for audit services rendered to the T. Rowe Price Funds. Preceding fiscal year amount reflects the reclassification of tax fees described in (a) – (d) above.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 15, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	December 15, 2006